Note 2 - Securities	12 Months Ended
Dec. 31, 2012
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Note B - Securities

The following table summarizes the amortized cost and fair value of securities available for sale and securities held to maturity at December 31, 2012 and 2011 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities Available for Sale
December 31, 2012
U.S. Government sponsored entity securities	$1,009	$3	-	$1,012
Agency mortgage-backed securities, residential	91,521	2,432	-	93,953
Total securities	$92,530	$2,435	-	$94,965

December 31, 2011
U.S. Treasury securities	$5,510	$3	$-	$5,513
U.S. Government sponsored entity securities	2,501	58	-	2,559
Agency mortgage-backed securities, residential	76,203	1,407	(12)	77,598
Total securities	$84,214	$1,468	$(12)	$85,670

	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value
Securities Held to Maturity
December 31, 2012
Obligations of states and political subdivisions	$23,494	$1,178	$(65)	$24,607
Agency mortgage-backed securities, residential	17	-	-	17
Total securities	$23,511	$1,178	$(65)	$24,624

December 31, 2011
Obligations of states and political subdivisions	$22,825	$558	$(559)	$22,824
Agency mortgage-backed securities, residential	23	-	-	23
Total securities	$22,848	$558	$(559)	$22,847

At year-end 2012 and 2011, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.

There were no sales of debt securities during 2012, 2011 and 2010.

Securities with a carrying value of approximately $72,471 at December 31, 2012 and $46,683 at December 31, 2011 were pledged to secure public deposits and repurchase agreements and for other purposes as required or permitted by law.

The amortized cost and estimated fair value of debt securities at December 31, 2012, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers may have the right to call or prepay the debt obligations prior to their contractual maturities. Securities not due at a single maturity are shown separately.

	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	-	-	-	-
Due in one to five years	$1,009	$1,012	$4,529	$4,684
Due in five to ten years	-	-	10,959	11,579
Due after ten years	-	-	8,006	8,344
Agency mortgage-backed securities, residential	91,521	93,953	17	17
Total debt securities	$92,530	$94,965	$23,511	$24,624

The following table summarizes securities with unrealized losses at December 31, 2012 and December 31, 2011, aggregated by major security type and length of time in a continuous unrealized loss position:

December 31, 2012	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$2,018	$(63)	$260	$(2)	$2,278	$(65)
Total held to maturity	$2,018	$(63)	$260	$(2)	$2,278	$(65)

December 31, 2011	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Agency mortgage-backed securities, residential	$7,621	$(12)	$-	$-	$7,621	$(12)
Total available for sale	$7,621	$(12)	$-	$-	$7,621	$(12)

	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$664	$(21)	$3,557	$(538)	$4,221	$(559)
Total held to maturity	$664	$(21)	$3,557	$(538)	$4,221	$(559)

     Unrealized losses on the Company’s debt securities have not been recognized into income because the issuers’ securities are of high credit quality and management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery.  Management does not believe any individual unrealized loss at December 31, 2012 and 2011 represents an other-than-temporary impairment.